Shareholder Report, Line Graph (Details) - USD ($)					9 Months Ended	11 Months Ended	12 Months Ended		14 Months Ended	21 Months Ended	23 Months Ended	24 Months Ended	26 Months Ended	33 Months Ended	35 Months Ended	36 Months Ended	38 Months Ended	45 Months Ended	47 Months Ended	48 Months Ended	50 Months Ended	57 Months Ended	59 Months Ended	60 Months Ended	62 Months Ended	69 Months Ended	71 Months Ended	72 Months Ended	81 Months Ended	83 Months Ended	84 Months Ended	93 Months Ended	95 Months Ended	96 Months Ended	105 Months Ended	107 Months Ended	108 Months Ended	120 Months Ended
	Oct. 30, 2020	Apr. 07, 2017	Jan. 27, 2017	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2025	Dec. 31, 2016	Dec. 31, 2021	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2022	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2023	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2024	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2025	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025
Capital World Bond Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name							Capital World Bond Fund — Class A (with sales charge)
Accumulated Value				$ 9,623				$ 9,842				$ 10,556				$ 10,395				$ 11,191				$ 12,300				$ 11,664			$ 9,622			$ 10,181			$ 9,851	$ 10,715
Capital World Bond Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name							Capital World Bond Fund — Class C (with sales charge)
Accumulated Value				10,000				10,143				10,794				10,546				11,270				12,294				11,578			9,476			9,956			9,633	10,479
Capital World Bond Fund - Class T
Account Value [Line Items]
Line Graph and Table Measure Name							Capital World Bond Fund — Class T (with sales charge)
Accumulated Value		$ 9,748			$ 10,230					$ 10,095				$ 10,896				$ 12,000				$ 11,402				$ 9,424			$ 10,001			$ 9,696			$ 10,572
Capital World Bond Fund - Class F-1
Account Value [Line Items]
Line Graph and Table Measure Name							Capital World Bond Fund — Class F-1
Accumulated Value				10,000				10,224				10,968				10,800				11,630				12,784				12,119			9,995			10,576			10,227	11,121
Capital World Bond Fund - Class F-2
Account Value [Line Items]
Line Graph and Table Measure Name							Capital World Bond Fund — Class F-2
Accumulated Value				10,000				10,260				11,034				10,902				11,774				12,981				12,351			10,226			10,865			10,547	11,526
Capital World Bond Fund - Class F-3
Account Value [Line Items]
Line Graph and Table Measure Name							Capital World Bond Fund — Class F-3
Accumulated Value			$ 10,000			$ 10,694					$ 10,573				$ 11,432				$ 12,619				$ 12,021				$ 9,962			$ 10,595			$ 10,304			$ 11,265
Capital World Bond Fund - Class 529-A
Account Value [Line Items]
Line Graph and Table Measure Name							Capital World Bond Fund — Class 529-A (with sales charge)
Accumulated Value				9,649				9,859				10,567				10,399				11,193				12,295				11,659			9,615			10,175			9,838	10,703
Capital World Bond Fund - Class 529-C
Account Value [Line Items]
Line Graph and Table Measure Name							Capital World Bond Fund — Class 529-C (with sales charge)
Accumulated Value				10,000				10,137				10,783				10,533				11,251				12,267				11,632			9,593			10,152			9,816	10,679
Capital World Bond Fund - Class 529-E
Account Value [Line Items]
Line Graph and Table Measure Name							Capital World Bond Fund — Class 529-E
Accumulated Value				10,000				10,197				10,915				10,723				11,519				12,643				11,965			9,850			10,408			10,053	10,922
Capital World Bond Fund - Class 529-T
Account Value [Line Items]
Line Graph and Table Measure Name							Capital World Bond Fund — Class 529-T (with sales charge)
Accumulated Value		9,748			10,227					10,088				10,881				11,978				11,377				9,404			9,966			9,658			10,524
Capital World Bond Fund - Class 529-F-1
Account Value [Line Items]
Line Graph and Table Measure Name							Capital World Bond Fund — Class 529-F-1
Accumulated Value				10,000				10,243				11,002				10,852				11,708				12,889				12,237			10,108			10,714			10,375	11,303
Capital World Bond Fund - Class 529-F-2
Account Value [Line Items]
Line Graph and Table Measure Name							Capital World Bond Fund — Class 529-F-2
Accumulated Value	$ 10,000								$ 9,935				$ 8,219				$ 8,730				$ 8,477				$ 9,253
Capital World Bond Fund - Class 529-F-3
Account Value [Line Items]
Line Graph and Table Measure Name							Capital World Bond Fund — Class 529-F-3
Accumulated Value	10,000								9,939				8,233				8,747				8,492				9,282
Capital World Bond Fund - Class R-1
Account Value [Line Items]
Line Graph and Table Measure Name							Capital World Bond Fund — Class R-1
Accumulated Value				10,000				10,149				10,808				10,563				11,295				12,326				11,610			9,518			10,014			9,631	10,418
Capital World Bond Fund - Class R-2
Account Value [Line Items]
Line Graph and Table Measure Name							Capital World Bond Fund — Class R-2
Accumulated Value				10,000				10,150				10,810				10,575				11,307				12,347				11,631			9,530			10,027			9,642	10,432
Capital World Bond Fund - Class R-2E
Account Value [Line Items]
Line Graph and Table Measure Name							Capital World Bond Fund — Class R-2E
Accumulated Value				10,000				10,191				10,885				10,668				11,447				12,531				11,839			9,730			10,268			9,903	10,742
Capital World Bond Fund - Class R-3
Account Value [Line Items]
Line Graph and Table Measure Name							Capital World Bond Fund — Class R-3
Accumulated Value				10,000				10,195				10,910				10,716				11,513				12,623				11,944			9,835			10,393			10,041	10,907
Capital World Bond Fund - Class R-4
Account Value [Line Items]
Line Graph and Table Measure Name							Capital World Bond Fund — Class R-4
Accumulated Value				10,000				10,233				10,979				10,816				11,661				12,823				12,172			10,050			10,657			10,322	11,246
Capital World Bond Fund - Class R-5E
Account Value [Line Items]
Line Graph and Table Measure Name							Capital World Bond Fund — Class R-5E
Accumulated Value				10,000				10,245				11,004				10,868				11,735				12,933				12,300			10,181			10,813			10,493	11,458
Capital World Bond Fund - Class R-5
Account Value [Line Items]
Line Graph and Table Measure Name							Capital World Bond Fund — Class R-5
Accumulated Value				10,000				10,264				11,049				10,920				11,800				13,019				12,396			10,263			10,914			10,602	11,590
Capital World Bond Fund - Class R-6
Account Value [Line Items]
Line Graph and Table Measure Name							Capital World Bond Fund — Class R-6
Accumulated Value				10,000				10,270				11,063				10,939				11,829				13,060				12,442			10,306			10,968			10,660	11,654
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg Global Aggregate Index
Accumulated Value	$ 10,000	$ 10,000	$ 10,000	$ 10,000	$ 10,545	$ 10,701		$ 10,209	$ 9,833	$ 10,418	$ 10,573	$ 10,964	$ 8,235	$ 11,131	$ 11,296	$ 10,832	$ 8,706	$ 12,154	$ 12,335	$ 11,573	$ 8,559	$ 11,582	$ 11,754	$ 12,637	$ 9,258	$ 9,700	$ 9,844	$ 12,042	$ 10,255	$ 10,407	$ 10,086	$ 10,081	$ 10,231	$ 10,662	$ 10,905	$ 11,067	$ 10,482	$ 11,338